Franklin Fund Allocator Series
Statement of Investments, August 31, 2019 (unaudited)
Franklin NextStep Conservative Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 97.5%
	Domestic Equity 14.4%
[a]	Franklin Growth Fund, Class R6	1,315	$143,747
	iShares Core S&P 500 ETF	880	258,958
	iShares S&P 500 Value ETF	980	113,141
	Pioneer Fundamental Growth Fund, Class K	2,215	57,232
			573,078
	Domestic Fixed Income 62.3%
[a]	Franklin Low Duration Total Return Fund, Class R6	62,331	607,101
	iShares 7-10 Year Treasury Bond ETF	4,090	466,301
	iShares Core U.S. Aggregate Bond ETF	4,316	492,585
	Prudential Core Bond Fund, Class Q	73,796	762,314
	Xtrackers USD High Yield Corporate Bond ETF	2,905	145,773
			2,474,074
	Foreign Equity 7.0%
	Columbia Contrarian Europe Fund, Class Z	6,356	41,310
[a]	Franklin Mutual European Fund, Class R6	2,480	48,583
	Goldman Sachs Emerging Markets Equity Insights Fund	4,372	39,262
	Hennessy Japan Fund, Class I	627	22,239
	iShares Core MSCI Emerging Markets ETF	407	19,646
	iShares Core MSCI Europe ETF	1,070	47,700
	iShares MSCI Japan ETF	312	16,824
[a]	Templeton Developing Markets Trust, Class R6	2,044	39,947
			275,511
	Foreign Fixed Income 13.8%
[a]	Templeton Global Total Return Fund, Class R6	23,669	262,721
	Vanguard Total International Bond ETF	4,800	283,824
			546,545
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $3,660,117)		3,869,208
	Short Term Investments 2.6%
	Money Market Funds (Cost $90,431) 2.3%
[a,b]	Institutional Fiduciary Trust Money Market Portfolio, 1.85%	90,431	90,431
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin NextStep Conservative Fund (continued)
		Principal Amount	Value
	Short Term Investments (continued)
	Repurchase Agreements (Cost $12,860) 0.3%
[c]	Joint Repurchase Agreement, 2.146%, 9/03/19 (Maturity Value $12,863) BNP Paribas Securities Corp. (Maturity Value $7,880) Deutsche Bank Securities Inc. (Maturity Value $3,407) HSBC Securities (USA) Inc. (Maturity Value $1,576) Collateralized by U.S. Government Agency Securities, 0.00% - 3.00%, 9/15/26 - 2/20/47; and U.S. Treasury Notes, 1.50% - 3.125%, 5/15/21 - 4/30/24; (valued at $13,125)	$12,860	$12,860
	Total Investments (Cost $3,763,408) 100.1%		3,972,499
	Other Assets, less Liabilities (0.1)%		(2,121)
	Net Assets 100.0%		$3,970,378

See Abbreviations on page 22.
[a]See Note 3 regarding investments in FT Underlying Funds.
[b]The rate shown is the annualized seven-day effective yield at period end.
[c]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At August 31, 2019, all repurchase agreements had been entered into on August 30, 2019.
  |  2

Franklin Fund Allocator Series
Statement of Investments, August 31, 2019 (unaudited)
Franklin NextStep Growth Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 98.3%
	Alternative Strategies 2.0%
[a,b]	Franklin K2 Alternative Strategies Fund, Class R6	12,341	$143,152
	Domestic Equity 48.6%
[b]	Franklin Growth Fund, Class R6	7,845	857,666
	iShares Core S&P 500 ETF	5,205	1,531,675
	iShares S&P 500 Value ETF	5,916	683,002
	Pioneer Fundamental Growth Fund, Class K	13,767	355,735
			3,428,078
	Domestic Fixed Income 19.8%
[b]	Franklin Low Duration Total Return Fund, Class R6	35,204	342,885
	iShares 7-10 Year Treasury Bond ETF	2,310	263,363
	iShares Core U.S. Aggregate Bond ETF	1,461	166,744
	Prudential Core Bond Fund, Class Q	52,400	541,296
	Xtrackers USD High Yield Corporate Bond ETF	1,645	82,546
			1,396,834
	Foreign Equity 22.9%
	Columbia Contrarian Europe Fund, Class Z	42,798	278,190
[b]	Franklin Mutual European Fund, Class R6	14,558	285,196
	Goldman Sachs Emerging Markets Equity Insights Fund	25,987	233,360
	Hennessy Japan Fund, Class I	3,951	140,081
	iShares Core MSCI Emerging Markets ETF	2,398	115,751
	iShares Core MSCI Europe ETF	5,475	244,076
	iShares MSCI Japan ETF	1,569	84,600
[b]	Templeton Developing Markets Trust, Class R6	12,114	236,700
			1,617,954
	Foreign Fixed Income 5.0%
[b]	Templeton Global Total Return Fund, Class R6	15,324	170,097
	Vanguard Total International Bond ETF	3,125	184,781
			354,878
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $6,271,272)		6,940,896
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  3

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin NextStep Growth Fund (continued)
		Shares	Value
	Short Term Investments (Cost $90,158) 1.3%
	Money Market Funds 1.3%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 1.85%	90,158	$90,158
	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $6,361,430) 99.6%		7,031,054
	Other Assets, less Liabilities 0.4%		29,178
	Net Assets 100.0%		$7,060,232

See Abbreviations on page 22.
[a]Non-income producing.
[b]See Note 3 regarding investments in FT Underlying Funds.
[c]The rate shown is the annualized seven-day effective yield at period end.
  |  4

Franklin Fund Allocator Series
Statement of Investments, August 31, 2019 (unaudited)
Franklin NextStep Moderate Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 98.2%
	Alternative Strategies 2.0%
[a,b]	Franklin K2 Alternative Strategies Fund, Class R6	21,650	$251,138
	Domestic Equity 37.2%
[b]	Franklin Growth Fund, Class R6	10,582	1,156,765
	iShares Core S&P 500 ETF	6,960	2,048,119
	iShares S&P 500 Value ETF	7,962	919,213
	Pioneer Fundamental Growth Fund, Class K	19,188	495,828
			4,619,925
	Domestic Fixed Income 32.0%
[b]	Franklin Low Duration Total Return Fund, Class R6	100,502	978,888
	iShares 7-10 Year Treasury Bond ETF	6,570	749,046
	iShares Core U.S. Aggregate Bond ETF	6,763	771,861
	Prudential Core Bond Fund, Class Q	121,008	1,250,013
	Xtrackers USD High Yield Corporate Bond ETF	4,695	235,595
			3,985,403
	Foreign Equity 19.0%
	Columbia Contrarian Europe Fund, Class Z	64,218	417,420
[b]	Franklin Mutual European Fund, Class R6	21,397	419,169
	Goldman Sachs Emerging Markets Equity Insights Fund	37,875	340,116
	Hennessy Japan Fund, Class I	5,819	206,280
	iShares Core MSCI Emerging Markets ETF	3,361	162,236
	iShares Core MSCI Europe ETF	7,865	350,622
	iShares MSCI Japan ETF	2,337	126,011
[b]	Templeton Developing Markets Trust, Class R6	17,427	340,530
			2,362,384
	Foreign Fixed Income 8.0%
[b]	Templeton Global Total Return Fund, Class R6	42,910	476,302
	Vanguard Total International Bond ETF	8,700	514,431
			990,733
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $11,168,102)		12,209,583
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  5

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin NextStep Moderate Fund (continued)
		Shares	Value
	Short Term Investments (Cost $6,641) 0.1%
	Money Market Funds 0.1%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 1.85%	6,641	$6,641
	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $11,174,743) 98.3%		12,216,224
	Other Assets, less Liabilities 1.7%		211,048
	Net Assets 100.0%		$12,427,272

See Abbreviations on page 22.
[a]Non-income producing.
[b]See Note 3 regarding investments in FT Underlying Funds.
[c]The rate shown is the annualized seven-day effective yield at period end.
  |  6

Franklin Fund Allocator Series
Statement of Investments, August 31, 2019 (unaudited)
Franklin Payout 2019 Fund
	Country	Principal Amount*	Value
Corporate Bonds 69.8%
Banks 14.7%
Bank of Nova Scotia, secured note, 2.125%, 9/11/20	Canada	$100,000	$99,997
HSBC USA Inc., senior note, 2.375%, 11/13/19	United States	100,000	100,014
JPMorgan Chase & Co., senior note, 2.20%, 10/22/19	United States	100,000	99,988
Royal Bank of Canada, secured note, 2.20%, 9/23/20	Canada	100,000	100,000
The Toronto-Dominion Bank, senior note, 2.25%, 11/05/19	Canada	100,000	100,002
Westpac Banking Corp., senior note, 4.875%, 11/19/19	Australia	100,000	100,551
			600,552
Capital Goods 17.1%
Boeing Capital Corp., senior note, 4.70%, 10/27/19	United States	100,000	100,379
Caterpillar Financial Services Corp., senior note, 2.25%, 12/01/19	United States	100,000	100,022
Deere & Co., senior note, 4.375%, 10/16/19	United States	100,000	100,257
Emerson Electric Co., senior bond, 4.875%, 10/15/19	United States	100,000	100,305
General Electric Co., senior secured note, first lien, 2.10%, 12/11/19	United States	100,000	99,711
Lockheed Martin Corp., senior note, 4.25%, 11/15/19	United States	100,000	100,396
United Technologies Corp., senior note, 1.50%, 11/01/19	United States	100,000	99,881
			700,951
Commercial & Professional Services 1.2%
Republic Services Inc., senior note, 5.50%, 9/15/19	United States	50,000	50,045
Diversified Financials 4.9%
Goldman Sachs Group Inc., senior note, 2.55%, 10/23/19	United States	100,000	100,047
Morgan Stanley, senior note, 5.625%, 9/23/19	United States	100,000	100,173
			200,220
Energy 8.6%
Chevron Corp., senior note, 2.193%, 11/15/19	United States	100,000	100,021
Enterprise Products Operating LLC, senior note, 2.55%, 10/15/19	United States	50,000	49,998
Equinor ASA, senior note, 2.25%, 11/08/19	Norway	100,000	100,034
Kinder Morgan Inc., senior note, 3.05%, 12/01/19	United States	50,000	50,048
Plains All American Pipeline LP/PAA Finance Corp., senior note, 2.60%, 12/15/19	United States	50,000	49,961
			350,062
Food & Staples Retailing 3.7%
Costco Wholesale Corp., senior note, 1.70%, 12/15/19	United States	100,000	99,863
Walgreens Boots Alliance Inc., senior note, 2.70%, 11/18/19	United States	50,000	50,019
			149,882
Food, Beverage & Tobacco 3.7%
Anheuser-Busch InBev Worldwide Inc., senior note, 6.875%, 11/15/19	Belgium	100,000	100,588
Mead Johnson Nutrition Co., senior note, 4.90%, 11/01/19	United Kingdom	50,000	50,192
			150,780
Health Care Equipment & Services 4.9%
Becton Dickinson and Co., senior note, 2.675%, 12/15/19	United States	50,000	50,043
UnitedHealth Group Inc., senior note, 2.30%, 12/15/19	United States	100,000	100,027
Zimmer Biomet Holdings Inc., senior bond, 4.625%, 11/30/19	United States	50,000	50,248
			200,318
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  7

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Payout 2019 Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Materials 2.4%
	PPG Industries Inc., senior note, 2.30%, 11/15/19	United States	$100,000	$99,992
	Media & Entertainment 1.2%
	Viacom Inc., senior note, 2.75%, 12/15/19	United States	50,000	50,011
	Pharmaceuticals, Biotechnology & Life Sciences 2.5%
	Johnson & Johnson, senior note, 1.875%, 12/05/19	United States	100,000	100,014
	Utilities 4.9%
	DTE Energy Co., senior note, 2.40%, 12/01/19	United States	50,000	50,003
	Georgia Power Co., senior note, 4.25%, 12/01/19	United States	100,000	100,488
	Progress Energy Inc., senior bond, 4.875%, 12/01/19	United States	50,000	50,308
				200,799
	Total Corporate Bonds (Cost $2,854,786)			2,853,626
	U.S. Government and Agency Securities 17.6%
	FFCB, 1.95%, 12/17/19	United States	150,000	150,061
	FHLB,
	1.25%, 12/13/19	United States	160,000	159,692
	2.375%, 12/13/19	United States	210,000	210,235
	FNMA, 1.75%, 11/26/19	United States	200,000	199,867
	Total U.S. Government and Agency Securities (Cost $720,421)			719,855
	Total Investments before Short Term Investments (Cost $3,575,207)			3,573,481
			Shares
	Short Term Investments (Cost $483,446) 11.8%
	Money Market Funds 11.8%
[a,b]	Institutional Fiduciary Trust Money Market Portfolio, 1.85%	United States	483,446	483,446
	Total Investments (Cost $4,058,653) 99.2%			4,056,927
	Other Assets, less Liabilities 0.8%			32,757
	Net Assets 100.0%			$4,089,684

See Abbreviations on page 22.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]See Note 3 regarding investments in FT Underlying Funds.
[b]The rate shown is the annualized seven-day effective yield at period end.
  |  8

Franklin Fund Allocator Series
Statement of Investments, August 31, 2019 (unaudited)
Franklin Payout 2020 Fund
		Country/Organization	Principal Amount*	Value
	Corporate Bonds 71.8%
	Banks 4.9%
	Bank of America Corp., senior note, 2.625%, 10/19/20	United States	$100,000	$100,755
	JPMorgan Chase & Co., senior note, 4.25%, 10/15/20	United States	100,000	102,464
				203,219
	Capital Goods 11.0%
	Boeing Co., senior note, 1.65%, 10/30/20	United States	100,000	99,750
	Caterpillar Financial Services Corp., senior note, 2.50%, 11/13/20	United States	100,000	100,643
	Emerson Electric Co., senior bond, 4.25%, 11/15/20	United States	100,000	102,675
	Lockheed Martin Corp., senior note, 2.50%, 11/23/20	United States	50,000	50,280
	Raytheon Co., senior note, 3.125%, 10/15/20	United States	100,000	101,231
				454,579
	Consumer Services 2.5%
	Carnival Corp., senior note, 3.95%, 10/15/20	United States	50,000	50,933
	Yum! Brands Inc., senior bond, 3.875%, 11/01/20	United States	50,000	50,625
				101,558
	Diversified Financials 5.0%
	Morgan Stanley, senior note, 5.50%, 7/24/20	United States	100,000	102,985
	Northern Trust Corp., senior note, 3.45%, 11/04/20	United States	100,000	101,743
				204,728
	Energy 13.5%
	Energy Transfer Operating LP, senior note, 4.15%, 10/01/20	United States	50,000	50,796
	Enterprise Products Operating LLC, senior note, 5.20%, 9/01/20	United States	50,000	51,443
	Equinor ASA, senior note, 2.90%, 11/08/20	Norway	100,000	100,960
	Kinder Morgan Energy Partners LP, senior bond, 5.30%, 9/15/20	United States	50,000	51,487
	Pride International Inc., senior bond, 6.875%, 8/15/20	United States	50,000	49,250
[a]	Schlumberger Finance Canada Ltd., senior note, 144A, 2.20%, 11/20/20	United States	100,000	100,019
	TransCanada PipeLines Ltd., senior bond, 3.80%, 10/01/20	Canada	100,000	101,631
	The Williams Cos. Inc., senior note, 4.125%, 11/15/20	United States	50,000	50,848
				556,434
	Food, Beverage & Tobacco 7.4%
	Coca Cola Co., senior note, 3.15%, 11/15/20	United States	100,000	101,600
	Hershey Co., senior note, 4.125%, 12/01/20	United States	100,000	102,585
	PepsiCo Inc., senior bond, 3.125%, 11/01/20	United States	100,000	101,440
				305,625
	Health Care Equipment & Services 7.4%
	Becton Dickinson and Co., senior note, 3.25%, 11/12/20	United States	50,000	50,569
	Cigna Holding Co., senior bond, 4.375%, 12/15/20	United States	50,000	51,079
	Express Scripts Holding Co., senior note, 2.60%, 11/30/20	United States	50,000	50,228
	Laboratory Corp. of America Holdings, senior note, 4.625%, 11/15/20	United States	50,000	51,152
	UnitedHealth Group Inc., senior note, 3.875%, 10/15/20	United States	100,000	101,638
				304,666
	Household & Personal Products 2.5%
	Colgate-Palmolive Co., senior note, 2.95%, 11/01/20	United States	100,000	101,514
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  9

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Payout 2020 Fund (continued)
		Country/Organization	Principal Amount*	Value
	Corporate Bonds (continued)
	Insurance 6.2%
	Berkshire Hathaway Finance Corp., senior note, 2.90%, 10/15/20	United States	$100,000	$101,153
	Prudential Financial Inc., senior note, 4.50%, 11/15/20	United States	50,000	51,559
	Travelers Cos. Inc., senior note, 3.90%, 11/01/20	United States	100,000	102,294
				255,006
	Materials 1.3%
[a]	Georgia-Pacific LLC, senior note, 144A, 5.40%, 11/01/20	United States	50,000	51,855
	Pharmaceuticals, Biotechnology & Life Sciences 2.5%
	Amgen Inc., senior note, 3.45%, 10/01/20	United States	50,000	50,682
	Celgene Corp., senior bond, 3.95%, 10/15/20	United States	50,000	50,988
				101,670
	Technology Hardware & Equipment 2.7%
	Apple Inc., senior note, 2.00%, 11/13/20	United States	100,000	100,297
	HP Inc., senior note, 3.75%, 12/01/20	United States	9,000	9,169
				109,466
	Utilities 4.9%
	Alabama Power Co., senior note, 3.375%, 10/01/20	United States	100,000	101,141
	Exelon Corp., senior note, 5.15%, 12/01/20	United States	50,000	51,444
	Exelon Generation Co. LLC, senior bond, 4.00%, 10/01/20	United States	50,000	50,720
				203,305
	Total Corporate Bonds (Cost $2,941,556)			2,953,625
	Foreign Government and Agency Securities 4.9%
	Inter-American Development Bank, senior note, 2.125%, 11/09/20	Supranational[b]	100,000	100,473
	International Bank for Reconstruction and Development, senior note, 2.125%, 11/01/20	Supranational[b]	100,000	100,486
	Total Foreign Government and Agency Securities (Cost $200,559)			200,959
	U.S. Government and Agency Securities 17.1%
	FHLB, 3.125%, 12/11/20	United States	200,000	203,637
	U.S. Treasury Note,
	2.625%, 11/15/20	United States	145,000	146,563
	2.00%, 11/30/20	United States	145,000	145,527
	2.375%, 12/31/20	United States	205,000	206,862
	Total U.S. Government and Agency Securities (Cost $701,642)			702,589
	Total Investments before Short Term Investments (Cost $3,843,757)			3,857,173
  |  10

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Payout 2020 Fund (continued)
		Country/Organization	Shares	Value
	Short Term Investments (Cost $211,295) 5.1%
	Money Market Funds 5.1%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 1.85%	United States	211,295	$211,295
	Total Investments (Cost $4,055,052) 98.9%			4,068,468
	Other Assets, less Liabilities 1.1%			43,472
	Net Assets 100.0%			$4,111,940

See Abbreviations on page 22.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2019, the aggregate value of these securities was $151,874, representing 3.7% of net assets.
[b]A supranational organization is an entity formed by two or more central governments through international treaties.
[c]See Note 3 regarding investments in FT Underlying Funds.
[d]The rate shown is the annualized seven-day effective yield at period end.
  |  11

Franklin Fund Allocator Series
Statement of Investments, August 31, 2019 (unaudited)
Franklin Payout 2021 Fund
	Country/Organization	Principal Amount*	Value
Corporate Bonds 70.0%
Capital Goods 12.2%
The Boeing Co., senior note, 2.35%, 10/30/21	United States	$100,000	$100,824
Caterpillar Financial Services Corp., senior note, 1.931%, 10/01/21	United States	100,000	99,821
Emerson Electric Co., senior note, 2.625%, 12/01/21	United States	100,000	101,771
General Electric Co., senior note, 4.65%, 10/17/21	United States	100,000	103,607
John Deere Capital Corp., senior bond, 3.15%, 10/15/21	United States	100,000	102,490
			508,513
Consumer Services 2.5%
Marriott International Inc., senior note, N, 3.125%, 10/15/21	United States	50,000	50,685
Yum! Brands Inc., senior bond, 3.75%, 11/01/21	United States	50,000	51,250
			101,935
Diversified Financials 5.0%
Bank of New York Mellon Corp., senior note, 3.55%, 9/23/21	United States	100,000	103,012
Berkshire Hathaway Inc., senior note, 3.75%, 8/15/21	United States	100,000	103,542
			206,554
Energy 11.1%
BP Capital Markets PLC, senior note, 3.561%, 11/01/21	United Kingdom	100,000	103,142
Equinor ASA, senior note, 2.75%, 11/10/21	Norway	100,000	101,737
Halliburton Co., senior bond, 3.25%, 11/15/21	United States	100,000	102,277
Total Capital SA, senior bond, 4.25%, 12/15/21	France	100,000	105,041
The Williams Companies Inc., senior note, 4.00%, 11/15/21	United States	50,000	51,510
			463,707
Food & Staples Retailing 2.5%
The Kroger Co., senior note, 2.95%, 11/01/21	United States	50,000	50,807
Walgreens Boots Alliance Inc., senior note, 3.30%, 11/18/21	United States	50,000	51,202
			102,009
Food, Beverage & Tobacco 6.1%
General Mills Inc., senior bond, 3.15%, 12/15/21	United States	50,000	51,082
PepsiCo Inc., senior note, 1.70%, 10/06/21	United States	100,000	99,820
Philip Morris International Inc., senior note, 2.90%, 11/15/21	United States	100,000	101,681
			252,583
Health Care Equipment & Services 3.7%
Express Scripts Holding Co., senior note, 4.75%, 11/15/21	United States	50,000	52,683
UnitedHealth Group Inc., senior note, 3.375%, 11/15/21	United States	100,000	102,686
			155,369
Insurance 1.3%
Prudential Financial Inc., senior note, 4.50%, 11/16/21	United States	50,000	52,771
Materials 4.7%
Air Products & Chemicals Inc., senior note, 3.00%, 11/03/21	United States	100,000	102,604
The Dow Chemical Co., senior bond, 4.125%, 11/15/21	United States	50,000	51,898
Ecolab Inc., senior note, 4.35%, 12/08/21	United States	40,000	42,070
			196,572
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  12

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Payout 2021 Fund (continued)
		Country/Organization	Principal Amount*	Value
	Corporate Bonds (continued)
	Pharmaceuticals, Biotechnology & Life Sciences 6.2%
	Gilead Sciences Inc., senior note, 4.40%, 12/01/21	United States	$100,000	$104,916
	Johnson & Johnson, senior note, 2.45%, 12/05/21	United States	100,000	101,423
	PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	50,000	52,541
				258,880
	Real Estate 2.5%
	Simon Property Group LP, senior bond, 4.125%, 12/01/21	United States	100,000	104,151
	Semiconductors & Semiconductor Equipment 2.5%
	Intel Corp., senior note, 3.30%, 10/01/21	United States	100,000	103,128
	Software & Services 2.4%
	International Business Machines Corp., senior note, 2.90%, 11/01/21	United States	100,000	101,853
	Telecommunication Services 2.5%
[a]	Telstra Corp. Ltd., senior bond, 144A, 4.80%, 10/12/21	Australia	100,000	105,308
	Transportation 1.2%
	Norfolk Southern Corp., senior bond, 3.25%, 12/01/21	United States	50,000	51,107
	Utilities 3.6%
	Baltimore Gas & Electric Co., senior note, 3.50%, 11/15/21	United States	50,000	51,220
	Duke Energy Corp., senior note, 1.80%, 9/01/21	United States	100,000	99,424
				150,644
	Total Corporate Bonds (Cost $2,874,079)			2,915,084
	Foreign Government and Agency Securities (Cost $100,062) 2.4%
	European Investment Bank, senior note, 2.125%, 10/15/21	Supranational[b]	100,000	101,158
	U.S. Government and Agency Securities 17.6%
	FFCB, 2.00%, 12/01/21	United States	200,000	201,789
	FHLB, 2.625%, 12/10/21	United States	200,000	205,018
	U.S. Treasury Note,
	1.875%, 11/30/21	United States	160,000	161,366
	2.125%, 12/31/21	United States	160,000	162,353
	Total U.S. Government and Agency Securities (Cost $721,538)			730,526
	Municipal Bonds (Cost $106,357) 2.6%
	California State GO, Various Purpose, 5.70%, 11/01/21	United States	100,000	108,310
	Total Investments before Short Term Investments (Cost $3,802,036)			3,855,078
  |  13

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Payout 2021 Fund (continued)
		Country/Organization	Shares	Value
	Short Term Investments (Cost $272,845) 6.5%
	Money Market Funds 6.5%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 1.85%	United States	272,845	$272,845
	Total Investments (Cost $4,074,881) 99.1%			4,127,923
	Other Assets, less Liabilities 0.9%			37,417
	Net Assets 100.0%			$4,165,340

See Abbreviations on page 22.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933.This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2019, the value of this security was $105,308, representing 2.5% of net assets.
[b]A supranational organization is an entity formed by two or more central governments through international treaties.
[c]See Note 3 regarding investments in FT Underlying Funds.
[d]The rate shown is the annualized seven-day effective yield at period end.
  |  14

Franklin Fund Allocator Series
Statement of Investments, August 31, 2019 (unaudited)
Franklin Payout 2022 Fund
		Country/Organization	Principal Amount*	Value
	Corporate Bonds 69.7%
	Banks 9.8%
	Bank of America Corp., senior note, 2.503%, 10/21/22	United States	$100,000	$101,009
	Bank of Montreal, senior note, 2.55%, 11/06/22	Canada	100,000	101,898
	Citigroup Inc., senior note, 2.70%, 10/27/22	United States	50,000	50,870
	JPMorgan Chase & Co., senior note, 3.25%, 9/23/22	United States	100,000	103,678
				357,455
	Capital Goods 9.6%
	Caterpillar Financial Services Corp., senior note, 2.55%, 11/29/22	United States	100,000	101,806
	General Dynamics Corp., senior bond, 2.25%, 11/15/22	United States	100,000	101,240
	General Electric Co., senior note, 2.70%, 10/09/22	United States	100,000	99,386
	Raytheon Co., senior bond, 2.50%, 12/15/22	United States	50,000	50,678
				353,110
	Commercial & Professional Services 1.4%
	Equifax Inc., senior note, 3.30%, 12/15/22	United States	50,000	51,367
	Diversified Financials 2.8%
	American Express Co., senior note, 2.65%, 12/02/22	United States	100,000	102,001
	Energy 5.6%
[a]	APT Pipelines Ltd., senior note, 144A, 3.875%, 10/11/22	Australia	50,000	52,143
	ONEOK Partners LP, senior bond, 3.375%, 10/01/22	United States	50,000	51,280
[a]	Schlumberger Finance Canada Ltd., senior note, 144A, 2.65%, 11/20/22	United States	100,000	102,082
				205,505
	Food & Staples Retailing 2.8%
	Walmart Inc., senior note, 2.35%, 12/15/22	United States	100,000	101,910
	Food, Beverage & Tobacco 2.8%
	Philip Morris International Inc., senior note, 2.50%, 11/02/22	United States	100,000	101,163
	Health Care Equipment & Services 2.8%
	UnitedHealth Group Inc., senior note, 2.375%, 10/15/22	United States	100,000	101,362
	Household & Personal Products 2.8%
	Colgate-Palmolive Co., senior note, 2.25%, 11/15/22	United States	100,000	101,373
	Insurance 8.4%
[a]	Massmutual Global Funding II, secured note, 144A, 2.50%, 10/17/22	United States	100,000	101,759
	Metlife Inc., senior bond, 3.048%, 12/15/22	United States	100,000	103,365
[a]	Swiss Re Treasury U.S. Corp., senior note, 144A, 2.875%, 12/06/22	Switzerland	100,000	101,927
				307,051
	Materials 1.4%
	The Dow Chemical Co., senior bond, 3.00%, 11/15/22	United States	50,000	51,089
	Media & Entertainment 2.8%
	TWDC Enterprises 18 Corp., senior bond, 2.35%, 12/01/22	United States	100,000	101,534
	Pharmaceuticals, Biotechnology & Life Sciences 1.4%
	AbbVie Inc., senior note, 2.90%, 11/06/22	United States	50,000	50,925
	Real Estate 1.4%
	Realty Income Corp., senior bond, 3.25%, 10/15/22	United States	50,000	51,856
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  15

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Payout 2022 Fund (continued)
	Country/Organization	Principal Amount*	Value
Corporate Bonds (continued)
Software & Services 4.2%
Fiserv Inc., senior bond, 3.50%, 10/01/22	United States	$50,000	$52,216
International Business Machines Corp., senior note, 2.875%, 11/09/22	United States	100,000	102,649
			154,865
Technology Hardware & Equipment 1.4%
NetApp Inc., senior bond, 3.25%, 12/15/22	United States	50,000	50,769
Telecommunication Services 1.4%
Verizon Communications Inc., senior note, 2.45%, 11/01/22	United States	50,000	50,709
Transportation 2.8%
United Parcel Service Inc., senior bond, 2.45%, 10/01/22	United States	100,000	101,760
Utilities 4.1%
AEP Texas Inc., senior note, 2.40%, 10/01/22	United States	50,000	50,377
NiSource Inc., senior note, 2.65%, 11/17/22	United States	50,000	50,806
Public Service Enterprise Group Inc., senior note, 2.65%, 11/15/22	United States	50,000	50,519
			151,702
Total Corporate Bonds (Cost $2,484,350)			2,547,506
Foreign Government and Agency Securities 5.6%
International Bank for Reconstruction and Development, senior note, 1.875%, 10/07/22	Supranational[b]	100,000	101,153
International Finance Corp., 2.00%, 10/24/22	Supranational[b]	100,000	101,560
Total Foreign Government and Agency Securities (Cost $196,169)			202,713
U.S. Government and Agency Securities 17.8%
FHLB,
1.875%, 12/09/22	United States	150,000	151,560
2.50%, 12/09/22	United States	150,000	154,682
U.S. Treasury Note,
1.625%, 11/15/22	United States	170,000	171,079
2.00%, 11/30/22	United States	170,000	173,071
Total U.S. Government and Agency Securities (Cost $627,760)			650,392
Commercial Mortgage-Backed Securities 4.2%
Diversified Financials 4.2%
American Express Credit Account Master Trust, 2017-7, A, 2.35%, 5/15/25	United States	100,000	102,207
Capital One Multi-Asset Execution Trust, 2017-A6, A6, 2.29%, 7/15/25	United States	50,000	50,991
Total Commercial Mortgage-Backed Securities (Cost $147,176)			153,198
Total Investments before Short Term Investments (Cost $3,455,455)			3,553,809
  |  16

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Payout 2022 Fund (continued)
		Country/Organization	Shares	Value
	Short Term Investments (Cost $51,271) 1.4%
	Money Market Funds 1.4%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 1.85%	United States	51,271	$51,271
	Total Investments (Cost $3,506,726) 98.7%			3,605,080
	Other Assets, less Liabilities 1.3%			49,018
	Net Assets 100.0%			$3,654,098

See Abbreviations on page 22.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.At August 31, 2019, the aggregate value of these securities was $357,911, representing 9.8% of net assets.
[b]A supranational organization is an entity formed by two or more central governments through international treaties.
[c]See Note 3 regarding investments in FT Underlying Funds.
[d]The rate shown is the annualized seven-day effective yield at period end.
  |  17

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-two separate funds, seven of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Certain or all Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in repurchase agreements are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3.  INVESTMENTS IN FT UNDERLYING FUNDS
The Funds, which are managed by Franklin Advisers, Inc. (Advisers), invest in FT Underlying Funds which are managed by Advisers or its affiliates. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies.
  |  18

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
Investments in FT Underlying Funds for the three months ended August 31, 2019, were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin NextStep Conservative Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6	$139,253	$9,583	$(15,034)	$719	$9,226	$143,747	1,315	$ —
Franklin Low Duration Total Return Fund, Class R6	462,304	157,395	(12,390)	(178)	(30)	607,101	62,331	5,230
Franklin Mutual European Fund, Class R6	47,207	4,673	(4,667)	25	1,345	48,583	2,480	—
Franklin Strategic Income Fund, Class R6	413,471	—	(415,626)	2,683	(528)	—[a]	—	—
Institutional Fiduciary Trust Money Market Portfolio, 1.85%	109,360	332,906	(351,835)	—	—	90,431	90,431	571
Templeton Developing Markets Trust, Class R6	—	40,192	(452)	(1)	208	39,947	2,044	—
Templeton Global Total Return Fund, Class R6	359,001	21,589	(107,357)	(163)	(10,349)	262,721	23,669	3,763
Total Affiliated Securities	$1,530,596	$566,338	$(907,361)	$3,085	$(128)	$1,192,530		$9,564
Franklin NextStep Growth Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6	$873,845	$20,340	$(99,699)	$13,152	$50,028	$857,666	7,845	$ —
Franklin K2 Alternative Strategies Fund, Class R6	72,531	78,467	(10,634)	63	2,725	143,152	12,341	—
Franklin Low Duration Total Return Fund, Class R6	281,501	86,489	(25,053)	(337)	285	342,885	35,204	3,000
Franklin Mutual European Fund, Class R6	291,300	13,897	(28,715)	276	8,438	285,196	14,558	—
Franklin Pelagos Commodities Strategy Fund, Class R6	143,526	—	(142,995)	(25,785)	25,254	—[a]	—	—
Franklin Strategic Income Fund, Class R6	251,765	—	(253,078)	1,163	150	—[a]	—	—
Institutional Fiduciary Trust Money Market Portfolio, 1.85%	86,317	594,017	(590,176)	—	—	90,158	90,158	558
Templeton Developing Markets Trust, Class R6	—	237,628	(2,157)	7	1,222	236,700	12,114	—
Templeton Global Total Return Fund, Class R6	195,668	7,069	(25,921)	(724)	(5,995)	170,097	15,324	2,510
Total Affiliated Securities	$2,196,453	$1,037,907	$(1,178,428)	$(12,185)	$82,107	$2,125,854		$6,068
Franklin NextStep Moderate Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6	$1,175,115	$6,299	$(109,714)	$21,021	$64,044	$1,156,765	10,582	$ —
Franklin K2 Alternative Strategies Fund, Class R6	126,032	131,027	(10,825)	119	4,785	251,138	21,650	—
Franklin Low Duration Total Return Fund, Class R6	807,950	212,967	(41,837)	(586)	394	978,888	100,502	8,668
Franklin Mutual European Fund, Class R6	427,616	11,946	(33,190)	871	11,926	419,169	21,397	—
Franklin Pelagos Commodities Strategy Fund, Class R6	249,383	—	(248,461)	(44,181)	43,259	—[a]	—	—
Franklin Strategic Income Fund, Class R6	722,612	—	(726,379)	3,414	353	—[a]	—	—
Institutional Fiduciary Trust Money Market Portfolio, 1.85%	172,573	696,258	(862,190)	—	—	6,641	6,641	1,058
Templeton Developing Markets Trust, Class R6	—	345,676	(6,928)	33	1,749	340,530	17,427	—
Templeton Global Total Return Fund, Class R6	604,494	9,708	(118,842)	(1,267)	(17,791)	476,302	42,910	7,053
Total Affiliated Securities	$4,285,775	$1,413,881	$(2,158,366)	$(20,576)	$108,719	$3,629,433		$16,779
Franklin Payout 2019 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.85%	$386,344	$119,605	$(22,503)	$ —	$ —	$483,446	483,446	$2,149
  |  19

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
3.  INVESTMENTS IN FT UNDERLYING FUNDS (continued)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin Payout 2020 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.85%	$186,412	$47,671	$(22,788)	$ —	$ —	$211,295	211,295	$1,013
Franklin Payout 2021 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.85%	$274,467	$20,975	$(22,597)	$ —	$ —	$272,845	272,845	$1,346
Franklin Payout 2022 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.85%	$56,466	$12,407	$(17,602)	$ —	$ —	$51,271	51,271	$282

[a]As of August 31, 2019, no longer held by the fund.
4.  UPCOMING LIQUIDATION
On July 17, 2019, the Board approved a proposal to liquidate Franklin Payout 2019 Fund. The Fund is scheduled to liquidate on or about January 10, 2020.
5.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2019, in valuing the Funds’ assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin NextStep Conservative Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$3,829,946	$39,262	$—	$3,869,208
Short Term Investments	90,431	12,860	—	103,291
Total Investments in Securities	$3,920,377	$52,122	$ —	$3,972,499
  |  20

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin NextStep Growth Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$6,707,536	$233,360	$—	$6,940,896
Short Term Investments	90,158	—	—	90,158
Total Investments in Securities	$6,797,694	$233,360	$ —	$7,031,054
Franklin NextStep Moderate Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$11,869,467	$340,116	$—	$12,209,583
Short Term Investments	6,641	—	—	6,641
Total Investments in Securities	$11,876,108	$340,116	$ —	$12,216,224
Franklin Payout 2019 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$2,853,626	$—	$2,853,626
U.S. Government and Agency Securities	—	719,855	—	719,855
Short Term Investments	483,446	—	—	483,446
Total Investments in Securities	$483,446	$3,573,481	$ —	$4,056,927
Franklin Payout 2020 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$2,953,625	$—	$2,953,625
Foreign Government and Agency Securities	—	200,959	—	200,959
U.S. Government and Agency Securities	—	702,589	—	702,589
Short Term Investments	211,295	—	—	211,295
Total Investments in Securities	$211,295	$3,857,173	$ —	$4,068,468
Franklin Payout 2021 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$2,915,084	$—	$2,915,084
Foreign Government and Agency Securities	—	101,158	—	101,158
U.S. Government and Agency Securities	—	730,526	—	730,526
Municipal Bonds	—	108,310	—	108,310
Short Term Investments	272,845	—	—	272,845
Total Investments in Securities	$272,845	$3,855,078	$ —	$4,127,923
Franklin Payout 2022 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$2,547,506	$—	$2,547,506
Foreign Government and Agency Securities	—	202,713	—	202,713
U.S. Government and Agency Securities	—	650,392	—	650,392
Commercial Mortgage-Backed Securities	—	153,198	—	153,198
Short Term Investments	51,271	—	—	51,271
Total Investments in Securities	$51,271	$3,553,809	$ —	$3,605,080

[a]For detailed categories, see the accompanying Statement of Investments.
  |  21

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
6.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ETF	Exchange Traded Fund
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
GO	General Obligation

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
  |  22